Subsidiary guarantee information - Cash flow related (Details 4) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations	SFr 9,834	SFr 2,779
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	56	305
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	786	16,054
Purchase of investment securities	(60)	(272)
Proceeds from sale of investment securities	9	14
Maturities of investment securities	213	342
Investments in subsidiaries and other investments	(378)	(335)
Proceeds from sale of other investments	591	951
Proceeds from sale of loans	415	1,018
(Increase)/decrease in loans	(2,083)	(3,677)
Capital expenditures for premises and equipment and other intangible assets	(582)	(474)
Proceeds from sale of premises and equipment and other intangible assets	53	11
Other, net	51	195
Net cash provided by/(used in) investing activities of continuing operations	(929)	14,132
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	8,772	1,065
Increase/(decrease) in short-term borrowings	3,049	1,110
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(13,622)	(7,873)
Issuances of long-term debt	35,677	47,503
Repayments of long-term debt	(20,718)	(29,565)
Issuances of common shares	725	1
Sale of treasury shares	9,158	7,435
Repurchase of treasury shares	(9,301)	(8,385)
Dividends paid/capital repayments	(493)	(427)
Other, net	41	384
Net cash provided by/(used in) financing activities of continuing operations	13,288	11,248
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(472)	(3,454)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	21,721	24,705
Cash and due from banks at beginning of period	92,328	79,349
Cash and due from banks at end of period	114,049	104,054
Credit Suisse (USA), Inc - Consolidated
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations	6,911	4,489
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	(3,345)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	11,075	14,240
Purchase of investment securities	0	0
Proceeds from sale of investment securities	0	0
Maturities of investment securities	138	10
Investments in subsidiaries and other investments	(152)	(245)
Proceeds from sale of other investments	1,456	792
Proceeds from sale of loans	0	0
(Increase)/decrease in loans	1,839	1,886
Capital expenditures for premises and equipment and other intangible assets	(158)	(120)
Proceeds from sale of premises and equipment and other intangible assets	49	2
Other, net	7	13
Net cash provided by/(used in) investing activities of continuing operations	10,909	16,578
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	80	44
Increase/(decrease) in short-term borrowings	2,495	3,865
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(20,758)	(15,728)
Issuances of long-term debt	0	2,199
Repayments of long-term debt	(2,394)	(8,682)
Issuances of common shares	0	0
Sale of treasury shares	0	0
Repurchase of treasury shares	0	0
Dividends paid/capital repayments	0	0
Other, net	(319)	(588)
Net cash provided by/(used in) financing activities of continuing operations	(20,896)	(18,890)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(65)	(302)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	(3,141)	1,875
Cash and due from banks at beginning of period	5,799	4,950
Cash and due from banks at end of period	2,658	6,825
Bank parent company and other subsidiaries | Includes eliminations and consolidation adjustments
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations	2,896	(1,415)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	3,954	(91)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(10,271)	1,417
Purchase of investment securities	(60)	(272)
Proceeds from sale of investment securities	9	14
Maturities of investment securities	53	322
Investments in subsidiaries and other investments	(210)	(63)
Proceeds from sale of other investments	(873)	128
Proceeds from sale of loans	415	1,018
(Increase)/decrease in loans	(4,665)	(5,085)
Capital expenditures for premises and equipment and other intangible assets	(422)	(348)
Proceeds from sale of premises and equipment and other intangible assets	4	9
Other, net	44	179
Net cash provided by/(used in) investing activities of continuing operations	(12,022)	(2,772)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	8,268	983
Increase/(decrease) in short-term borrowings	554	(2,755)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	7,136	7,855
Issuances of long-term debt	35,441	44,756
Repayments of long-term debt	(18,118)	(20,638)
Issuances of common shares	0	0
Sale of treasury shares	0	0
Repurchase of treasury shares	0	0
Dividends paid/capital repayments	(10)	(10)
Other, net	869	(420)
Net cash provided by/(used in) financing activities of continuing operations	34,140	29,771
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(394)	(3,101)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	24,620	22,483
Cash and due from banks at beginning of period	84,722	73,050
Cash and due from banks at end of period	109,342	95,533
Bank
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations	9,807	3,074
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	609	(91)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	804	15,657
Purchase of investment securities	(60)	(272)
Proceeds from sale of investment securities	9	14
Maturities of investment securities	191	332
Investments in subsidiaries and other investments	(362)	(308)
Proceeds from sale of other investments	583	920
Proceeds from sale of loans	415	1,018
(Increase)/decrease in loans	(2,826)	(3,199)
Capital expenditures for premises and equipment and other intangible assets	(580)	(468)
Proceeds from sale of premises and equipment and other intangible assets	53	11
Other, net	51	192
Net cash provided by/(used in) investing activities of continuing operations	(1,113)	13,806
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	8,348	1,027
Increase/(decrease) in short-term borrowings	3,049	1,110
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(13,622)	(7,873)
Issuances of long-term debt	35,441	46,955
Repayments of long-term debt	(20,512)	(29,320)
Issuances of common shares	0	0
Sale of treasury shares	0	0
Repurchase of treasury shares	0	0
Dividends paid/capital repayments	(10)	(10)
Other, net	550	(1,008)
Net cash provided by/(used in) financing activities of continuing operations	13,244	10,881
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(459)	(3,403)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	21,479	24,358
Cash and due from banks at beginning of period	90,521	78,000
Cash and due from banks at end of period	112,000	102,358
Group parent company
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations	(35)	(80)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	0	(5)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Purchase of investment securities	0	0
Proceeds from sale of investment securities	0	0
Maturities of investment securities	0	0
Investments in subsidiaries and other investments	(710)	0
Proceeds from sale of other investments	0	0
Proceeds from sale of loans	0	0
(Increase)/decrease in loans	15	210
Capital expenditures for premises and equipment and other intangible assets	0	0
Proceeds from sale of premises and equipment and other intangible assets	0	0
Other, net	2	6
Net cash provided by/(used in) investing activities of continuing operations	(693)	211
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	344	(161)
Increase/(decrease) in short-term borrowings	0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Issuances of long-term debt	0	0
Repayments of long-term debt	0	(30)
Issuances of common shares	725	1
Sale of treasury shares	323	3
Repurchase of treasury shares	(455)	(1,004)
Dividends paid/capital repayments	(493)	(415)
Other, net	153	1,217
Net cash provided by/(used in) financing activities of continuing operations	597	(389)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(12)	(48)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		(306)
Cash and due from banks at beginning of period	942	917
Cash and due from banks at end of period	799	611
Group parent company | Includes eliminations and consolidation adjustments
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	(143)
Group Parent company - subsidiary that holds a banking license
Net increase/(decrease) in cash and due from banks
Dividend income from investments	145	220
Group Parent company - subsidiary that doesn't hold a banking license
Net increase/(decrease) in cash and due from banks
Dividend income from investments	41	31
Other Group subsidiaries | Includes eliminations and consolidation adjustments
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations	62	(215)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	(553)	401
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(18)	397
Purchase of investment securities	0	0
Proceeds from sale of investment securities	0	0
Maturities of investment securities	22	10
Investments in subsidiaries and other investments	694	(27)
Proceeds from sale of other investments	8	31
Proceeds from sale of loans	0	0
(Increase)/decrease in loans	728	(688)
Capital expenditures for premises and equipment and other intangible assets	(2)	(6)
Proceeds from sale of premises and equipment and other intangible assets	0	0
Other, net	(2)	(3)
Net cash provided by/(used in) investing activities of continuing operations	877	115
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	80	199
Increase/(decrease) in short-term borrowings	0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Issuances of long-term debt	236	548
Repayments of long-term debt	(206)	(215)
Issuances of common shares	0	0
Sale of treasury shares	8,835	7,432
Repurchase of treasury shares	(8,846)	(7,381)
Dividends paid/capital repayments	10	(2)
Other, net	(662)	175
Net cash provided by/(used in) financing activities of continuing operations	(553)	756
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(1)	(3)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	385	653
Cash and due from banks at beginning of period	865	432
Cash and due from banks at end of period	SFr 1,250	SFr 1,085